Expense Example - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2010 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom Blend 2010 Fund - Class Z
Expense Example:
1 year	$ 32
3 years	100
5 years	174
10 years	393
Fidelity Advisor Freedom Blend 2010 Fund - Class C
Expense Example:
1 year	244
3 years	446
5 years	771
10 years	1,486
Fidelity Advisor Freedom Blend 2010 Fund - Class M
Expense Example:
1 year	440
3 years	630
5 years	836
10 years	1,430
Fidelity Advisor Freedom Blend 2010 Fund - Class A
Expense Example:
1 year	639
3 years	774
5 years	922
10 years	1,350
Fidelity Advisor Freedom Blend 2010 Fund - Class I
Expense Example:
1 year	42
3 years	132
5 years	230
10 years	$ 518